Cost of materials - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cost of Materials [Abstract]
Write down of raw materials and supplies	€ 2,039	€ 0	€ 0